DEBT (Details)	1 Months Ended	9 Months Ended	12 Months Ended		24 Months Ended
	Jun. 30, 2018 USD ($) item	Sep. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2019 USD ($)
Debt Instrument [Line Items]
Proceeds from term loan		$ 5,379,000
Interest rate			4.75%	5.50%	4.75%
Cash and Investments			$ 30,000,000		$ 30,000,000
Outstanding amount			10,000,000	$ 10,000,000	10,000,000
Debt, current			10,000,000		$ 10,000,000
Deferred financing costs	$ 56,539
Amortization of issuance cost			$ 18,846	$ 9,423
Prime Rate
Debt Instrument [Line Items]
Spread percentage					0.50%
Term loan
Debt Instrument [Line Items]
Nominal amount	$ 20,000,000
Term of loan	36 months
Proceeds from term loan	$ 10,000,000
Remaining borrowing capacity	$ 10,000,000
Threshold Number of times additional amount drawn | item	3
Threshold duration for amount draw down	12 months
Minimum amount to be drawn	$ 2,000,000
Spread percentage	0.50%
Interest rate		3.25%	4.75%		4.75%
Outstanding amount		$ 10,000,000	$ 10,000,000		$ 10,000,000
Debt, current		10,000,000
Deferred financing costs		60,000
Amortization of issuance cost		10,000	10,000
Deferred financing costs, net		$ 10,000	$ 30,000		$ 30,000
Term loan | Prime Rate
Debt Instrument [Line Items]
Cash and Investments	$ 30,000,000